Consolidated Statement of Income (Parenthetical) - CAD ($) $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2024	Apr. 30, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Profit or loss [abstract]
Interest income calculated using effective interest method	[1]	$ 15,230	$ 14,776	$ 14,127	$ 44,904	$ 40,221

[1]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.